Income tax recovery and deferred tax assets and liabilities - The expected income tax recovery to the actual income tax recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax recovery and deferred tax assets and liabilities
Loss before tax	$ (30,847,110)	$ (10,039,812)	$ (11,366,372)
Statutory tax rate	27.00%	27.00%	26.00%
Expected income tax recovery at the statutory tax rate	$ (8,328,720)	$ (2,710,749)	$ (2,955,257)
Lower rate on foreign subsidiaries	18,451	0	0
Change in estimates	187,481	0	0
Non-deductible items	2,543,667	1,209,207	279,703
Share issue costs and other	(373,412)	(969,673)	256,445
Effect of change in tax rate	0	0	(149,561)
SR&ED expenditures	0	0	183,351
Temporary differences not recognized	5,847,734	4,887,962	2,385,319
Income tax recovery	$ (104,799)	$ (1,667)	$ 0